Other non-financial liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities		$ 3,578	$ 2,998	$ 4,645
of which: financial advisor compensation plans		1,295	1,207	1,454
of which: other compensation plans		986	521	1,929
of which: net defined benefit pension and post-employment liabilities		871	907	773
of which: other compensation-related liabilities	[1]	427	363	490
Current and deferred tax liabilities		1,061	953	915
VAT and other tax payables		405	458	403
Deferred income		168	170	215
Other		89	103	98
Total other non-financial liabilities		$ 5,301	$ 4,682	$ 6,275

[1]	Includes liabilities for payroll taxes and untaken vacation.